Note 6 (Tables)	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
Maximum credit risk exposure [Table Text Block]
The BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2026 and December 31, 2025 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	June 2026	Stage 1	Stage 2	Stage 3
Financial assets held for trading		115,888
Equity instruments	9	12,181
Debt securities	9	36,343
Loans and advances	9	67,363
Non-trading financial assets mandatorily at fair value through profit or loss		13,171
Equity instruments	10	12,253
Debt securities	10	146
Loans and advances	10	772
Financial assets designated at fair value through profit or loss	11	1,007
Derivatives (trading and hedging)		55,466
Financial assets at fair value through other comprehensive income		62,313
Equity instruments	12	790
Debt securities		60,709	60,709	—	—
Loans and advances	12	814	282	532	—
Financial assets at amortized cost		640,815	591,745	33,586	15,483
Debt securities		73,750	73,705	6	39
Loans and advances to central banks		12,102	12,102	—	—
Loans and advances to credit institutions		32,419	32,419	—	—
Loans and advances to customers		522,544	473,519	33,580	15,444
Total financial assets risk		888,660
Total loan commitments and financial guarantees		371,693	360,871	10,173	649
Loan commitments given	30	267,238	259,595	7,451	191
Financial guarantees given	30	26,861	26,170	569	121
Other commitments given	30	77,595	75,106	2,152	337
Total maximum credit exposure		1,260,354

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2025	Stage 1	Stage 2	Stage 3
Financial assets held for trading		90,634
Equity instruments	9	9,901
Debt securities	9	30,846
Loans and advances	9	49,887
Non-trading financial assets mandatorily at fair value through profit or loss		11,272
Equity instruments	10	10,539
Debt securities	10	192
Loans and advances	10	541
Financial assets designated at fair value through profit or loss	11	1,006
Derivatives (trading and hedging)		49,141
Financial assets at fair value through other comprehensive income		58,919
Equity instruments	12	1,360
Debt securities		57,046	57,020	—	25
Loans and advances	12	513	24	488	—
Financial assets at amortized cost		581,271	536,123	30,765	14,383
Debt securities		73,429	73,387	5	37
Loans and advances to central banks		10,881	10,881	—	—
Loans and advances to credit institutions		24,263	24,230	34	—
Loans and advances to customers		472,697	427,625	30,727	14,346
Total financial assets risk		792,242
Total loan commitments and financial guarantees		312,578	303,063	8,839	676
Loan commitments given	30	227,554	220,990	6,385	179
Financial guarantees given	30	24,865	23,988	739	138
Other commitments given	30	60,159	58,084	1,715	359
Total maximum credit exposure		1,104,820

Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2026 and December 31, 2025 is shown below:

June 2026 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	289,964	268,132	15,122	6,711	(4,884)	(553)	(603)	(3,728)	285,080	267,578	14,519	2,983
Mexico	112,176	101,327	7,669	3,181	(3,752)	(1,477)	(680)	(1,595)	108,424	99,850	6,989	1,586
Turkey ⁽²⁾	58,931	49,556	6,305	3,070	(2,230)	(181)	(362)	(1,687)	56,701	49,375	5,943	1,384
South America ⁽³⁾	59,903	52,993	4,449	2,461	(2,240)	(404)	(310)	(1,526)	57,663	52,589	4,139	935
Others	1,569	1,512	35	22	(12)	(1)	(1)	(10)	1,557	1,511	34	12
Total ⁽⁴⁾	522,544	473,519	33,580	15,444	(13,119)	(2,617)	(1,957)	(8,546)	509,424	470,902	31,623	6,899
Of which: individual					(1,581)	(14)	(272)	(1,295)
Of which: collective					(11,538)	(2,602)	(1,685)	(7,251)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2026, the remaining balance was €46 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	261,536	239,762	15,141	6,633	(4,699)	(528)	(602)	(3,569)	256,838	239,235	14,539	3,064
Mexico	100,699	91,333	6,549	2,817	(3,482)	(1,346)	(629)	(1,507)	97,217	89,987	5,919	1,310
Turkey ⁽²⁾	55,756	48,214	4,866	2,676	(2,011)	(176)	(356)	(1,478)	53,745	48,038	4,510	1,198
South America ⁽³⁾	53,331	46,988	4,140	2,203	(2,095)	(373)	(299)	(1,423)	51,235	46,614	3,841	780
Others	1,375	1,327	31	16	(9)	(1)	(1)	(7)	1,366	1,326	30	9
Total ⁽⁴⁾	472,697	427,625	30,727	14,346	(12,297)	(2,424)	(1,887)	(7,985)	460,401	425,200	28,840	6,361
Of which: individual					(1,304)	(15)	(266)	(1,023)
Of which: collective					(10,992)	(2,409)	(1,622)	(6,962)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2025, the remaining balance was €76 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2026 and December 31, 2025 is shown below:

June 2026 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	26	—	92	3,970	3,459	7,548	7,900
Credit card debt	—	1	—	4	2,728	31,040	33,774	36,506
Commercial debtors		1,089	144	2,122	34,490	282	38,126	38,438
Finance leases	—	153	—	15	10,442	264	10,874	11,113
Reverse repurchase loans	—	333	10,377	576	—	—	11,286	11,288
Other term loans	11,696	27,827	13,936	20,834	191,403	167,879	433,575	443,065
Advances that are not loans	392	756	8,166	5,349	1,215	4,381	20,259	20,307
LOANS AND ADVANCES	12,089	30,184	32,623	28,992	244,248	207,306	555,442	568,616
By secured loans
Of which: mortgage loans collateralized by immovable property		187	—	1,208	34,109	105,535	141,038	143,351
Of which: other collateralized loans	—	7,299	11,713	1,155	13,511	2,650	36,329	36,531
By purpose of the loan
Of which: credit for consumption						81,757	81,757	87,835
Of which: lending for house purchase						106,620	106,620	107,994
By subordination
Of which: project finance loans					5,722		5,722	5,829

December 2025 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	9	—	24	3,424	2,735	6,192	6,479
Credit card debt	—	1	—	4	2,585	28,061	30,651	33,113
Commercial debtors		1,019	135	1,600	31,541	131	34,426	34,723
Finance leases	—	162	—	18	10,166	263	10,610	10,862
Reverse repurchase loans	—	181	8,120	563	—	—	8,864	8,865
Other term loans	10,141	23,871	10,418	17,027	168,758	162,253	392,469	401,489
Advances that are not loans	727	665	5,704	4,286	1,530	380	13,292	13,342
LOANS AND ADVANCES	10,869	25,907	24,377	23,522	218,004	193,824	496,503	508,872
By secured loans
Of which: mortgage loans collateralized by immovable property		213	—	889	31,091	102,431	134,624	137,107
Of which: other collateralized loans	—	6,530	8,628	624	11,963	2,970	30,715	30,955
By purpose of the loan
Of which: credit for consumption						74,965	74,965	80,560
Of which: lending for house purchase						103,397	103,397	104,890
By subordination
Of which: project finance loans					5,579		5,579	5,663

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2026 and December 31, 2025, is as follows:

GUARANTEES RECEIVED (MILLIONS OF EUROS)

	June 2026	December 2025
Value of collateral	164,157	151,746
Of which: guarantees normal risks under special monitoring	12,254	11,626
Of which: guarantees impaired risks	2,996	3,081
Value of other guarantees	73,004	65,944
Of which: guarantees normal risks under special monitoring	4,370	3,999
Of which: guarantees impaired risks	942	907
Total value of guarantees received	237,161	217,690

Impaired Secured Loans [Table Text Block]
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2026 and December 31, 2025, is as follows:

June 2026 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	12,102	—	(13)
General governments	29,945	16	(19)
Credit institutions	32,419	—	(9)
Other financial corporations	29,015	7	(22)
Non-financial corporations	248,073	5,937	(4,561)
Households	215,511	9,485	(8,516)
LOANS AND ADVANCES	567,065	15,444	(13,141)

December 2025 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	10,881	—	(12)
General governments	25,924	18	(18)
Credit institutions	24,263	—	(20)
Other financial corporations	23,547	11	(25)
Non-financial corporations	221,504	5,118	(4,113)
Households	201,723	9,199	(8,140)
LOANS AND ADVANCES	507,842	14,346	(12,329)

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the six months ended June 30, 2026, and the year ended December 31, 2025 of impaired assets (financial assets, financial guarantees given and other commitments given) are as follows:

CHANGES IN IMPAIRED FINANCIAL ASSETS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	June 2026	December 2025
Balance at the beginning	14,900	14,891
Additions	7,453	13,143
Decreases ⁽¹⁾	(3,611)	(6,893)
Net additions	3,842	6,250
Amounts written-off	(2,510)	(4,534)
Exchange differences and other	(292)	(1,708)
Balance at the end	15,940	14,900
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2026:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.78%	7.86%	8.50%	1.60%	2.83%	4.41%	4.47%	8.39%
2027	4.38%	6.64%	5.52%	4.08%	2.70%	4.57%	8.37%	7.75%
2028	6.31%	5.99%	6.56%	3.76%	2.75%	4.94%	6.38%	7.54%
2029	7.11%	5.74%	7.27%	3.66%	2.75%	5.06%	5.77%	7.78%
2030	7.15%	5.50%	6.87%	3.56%	2.79%	5.24%	5.63%	8.09%
2031	6.59%	5.33%	5.83%	3.51%	2.72%	5.36%	5.50%	8.37%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	3.29%	5.98%	3.67%	8.06%	3.52%	8.93%
2027	4.74%	5.78%	6.24%	7.05%	3.74%	8.92%
2028	5.08%	5.58%	7.84%	5.87%	4.17%	8.76%
2029	4.75%	5.41%	8.05%	4.86%	4.14%	8.63%
2030	4.57%	5.26%	7.99%	3.99%	3.94%	8.49%
2031	4.35%	5.14%	7.90%	3.27%	3.95%	8.26%

Estimate of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

BASE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.42%	9.95%	8.19%	1.16%	2.85%	4.39%	2.97%	8.55%
2027	2.09%	9.63%	2.89%	1.84%	2.88%	4.59%	4.21%	8.83%
2028	2.13%	9.15%	1.53%	1.77%	3.01%	4.51%	3.19%	9.23%
2029	1.97%	8.98%	1.21%	1.90%	3.05%	4.37%	3.67%	9.55%
2030	1.99%	8.73%	1.04%	1.89%	3.11%	4.40%	4.04%	9.73%
2031	2.04%	8.48%	0.98%	1.88%	3.04%	4.38%	4.02%	9.85%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	3.05%	5.99%	2.97%	8.10%	2.62%	9.02%
2027	3.47%	5.87%	2.96%	7.33%	2.06%	9.34%
2028	3.65%	5.76%	2.95%	6.43%	2.80%	9.39%
2029	3.44%	5.65%	2.96%	5.60%	2.87%	9.40%
2030	3.37%	5.55%	2.98%	4.83%	2.70%	9.35%
2031	3.21%	5.46%	2.99%	4.13%	2.72%	9.20%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.05%	12.04%	7.87%	0.76%	2.87%	4.37%	2.18%	8.64%
2027	0.01%	12.58%	0.51%	0.09%	3.01%	4.59%	1.33%	9.49%
2028	(1.64)%	12.28%	(2.89)%	0.08%	3.23%	4.17%	0.73%	10.41%
2029	(2.77)%	12.20%	(4.19)%	0.40%	3.31%	3.81%	2.41%	10.78%
2030	(2.89)%	11.94%	(4.28)%	0.43%	3.38%	3.71%	3.27%	10.77%
2031	(2.26)%	11.61%	(3.45)%	0.44%	3.31%	3.56%	3.02%	10.78%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	2.00%	6.04%	1.74%	8.18%	1.57%	9.12%
2027	1.06%	6.08%	(1.46)%	7.72%	(0.50)%	9.94%
2028	1.46%	6.09%	(2.33)%	7.10%	0.84%	10.30%
2029	1.39%	6.07%	(2.21)%	6.44%	1.22%	10.47%
2030	1.42%	6.04%	(2.00)%	5.73%	1.14%	10.53%
2031	1.35%	6.01%	(1.84)%	5.01%	1.18%	10.47%

Expected loss variation [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD or probability of default and LGD or loss given default) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation (with a positive amount indicating a provision and a negative amount indicating a reversal) in the expected loss for the Group and the main portfolios and geographical areas as of June 30, 2026 and December 31, 2025, is shown below:

EXPECTED LOSS VARIATION AS OF JUNE 30, 2026

	BBVA Group				Spain			Mexico			Turkey
	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
GDP
-100 bps	184	154	26	3	39	22	17	111	105	6	10	8	2
+100 bps	(166)	(142)	(24)	(1)	(36)	(21)	(16)	(99)	(94)	(5)	(11)	(9)	(2)
Housing price
-100 bps						26
+100 bps						(25)

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2025

	BBVA Group				Spain			Mexico			Turkey
	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
GDP
-100 bps	161	136	24	1	32	20	12	76	70	6	34	28	5
+100 bps	(168)	(144)	(23)	(1)	(31)	(19)	(12)	(86)	(81)	(5)	(33)	(27)	(5)
Housing price
-100 bps						29
+100 bps						(28)

Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]
Below are the changes in the six months ended June 30, 2026, and the year ended December 31, 2025 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost and fair value through other comprehensive income:

CHANGES IN LOSS ALLOWANCES OF LOANS AND ADVANCES AT AMORTIZED COST AND FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (MILLIONS OF EUROS)

	June 2026	December 2025
Balance at the beginning of the period	(12,394)	(11,630)
Increase in loss allowances charged to income	(6,927)	(10,899)
Stage 1	(1,339)	(1,761)
Stage 2	(987)	(1,433)
Stage 3	(4,599)	(7,706)
Decrease in loss allowances charged to income	3,331	4,780
Stage 1	1,049	1,245
Stage 2	833	1,058
Stage 3	1,449	2,476
Transfer to written-off loans, exchange differences and other	2,781	5,356
Balance at the end of the period	(13,209)	(12,394)

Wholesale financing operations carried out by group entities [Table Text Block]
The main wholesale financing transactions carried out by the BBVA Group during the first half of 2026 are listed below.

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Equivalent in euros ⁽¹⁾	Coupon	Maturity Date
BBVA, S.A.	Senior non-preferred	Jan-26	1,250	EUR	1,250	3.750%	Jan-36
	Senior non-preferred	Jan-26	750	EUR	750	Euribor 3m+55 bps	Jan-29
	Senior non-preferred	Mar-26	1,000	USD	878	4.150%	Mar-29
	Senior non-preferred	Mar-26	1,000	USD	878	5.127%	Mar-36
	Senior non-preferred	Mar-26	500	USD	439	SOFR+88 bps	Mar-29
	AT1 ⁽²⁾	May-26	1,000	USD	878	7.125%	Perpetual
	Senior non-preferred	May-26	1,250	USD	1,097	4.968%	May-31
	Covered bond*	Jun-26	1,000	EUR	1,000	3.125%	Jun-33
	Covered bond*	Jun-26	1,250	EUR	1,250	2.875%	Jun-29
	Senior non-preferred	Jun-26	1,250	EUR	1,250	3.375%	Jun-31
BBVA Mexico	Senior	Feb-26	8,876	MXN	446	9.260%	Jan-36
	Senior	Feb-26	6,124	MXN	308	TIIE+32 bps	Jul-29
	Senior USD	Feb-26	16	USD	14	4.190%	Sep-28
	Senior USD	Jun-26	1,000	USD	878	5.400%	Jun-31
Garanti BBVA	Senior Debt MTNs (Medium term notes)	Several	1,382	EUR	1,382	Several	Several
	Syndicated loan	Jun-26	33	USD	29	SOFR+125 bps	Jun-27
	Syndicated loan	Jun-26	24	EUR	24	Euribor+110 bps	Jun-27
	Syndicated loan	Jun-26	105	USD	92	SOFR+175 bps	Jun-28
	Syndicated loan	Jun-26	40	EUR	40	Euribor+160 bps	Jun-28
	Syndicated loan	Jun-26	88	USD	77	SOFR+200 bps	Jun-29
BBVA Argentina	Senior Debt	Feb-26	37	USD	32	5.000%	Aug-27
	Senior Debt	Mar-26	45,457	ARS	27	TAMAR +350 bps	Mar-27
	Senior Debt	May-26	48	USD	42	5.000%	May-28
	Senior Debt	May-26	25	USD	22	3.250%	May-27
	Senior Debt	May-26	83,914	ARS	50	TAMAR +325 bps	May-27
	Senior Debt	Jun-26	161,298	ARS	96	TAMAR +325 bps	Jun-27
BBVA Peru	Tier 2 ⁽³⁾	Mar-26	300	PEN	77	6.750%	Mar-38
(1) Equivalent in euros at the closing exchange rate of the period.
(2) First Reset Date in May 2033.
(3) First Reset Date in March 2033.